Contractual Commitments - Granted Guarantees - Additional Information (Detail) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jan. 22, 2026	Jan. 31, 2024	Dec. 31, 2025	Jul. 08, 2025
Schedule of Granted Guarantees [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Debt instruments held				$ 2,000.0
Sur Inversiones Energeticas [Member]
Schedule of Granted Guarantees [Line Items]
Proportion of ownership interest in subsidiary			25.00%
Golar Hilli Corporation [Member]
Schedule of Granted Guarantees [Line Items]
Amount of grante guarantees			$ 137.5
Golar MKII Corporation [Member]
Schedule of Granted Guarantees [Line Items]
Amount of grante guarantees			187.5
Class XXVIII NO [Member]
Schedule of Granted Guarantees [Line Items]
Balance of reserve and payment account for holders of class XXVIII NO			48.0
Percentage of debt services		125.00%
Period within which the amount deposited in the reserves shall be paid		6 months
Granted Guarantees [member]
Schedule of Granted Guarantees [Line Items]
Assumed other commitments			12.0
Bank guarantees issued			$ 40.0